Canadian Emergency Business Loan Act (CEBA)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Canadian Emergency Business Loan Act (CEBA)

8. Canadian Emergency Business Loan Act (CEBA)

During December 2020, the Company applied for and received a $44,673 USD CEBA loan. The loan was provided by the Government of Canada to provide capital to organizations to see them through the current challenges and better position them to return to providing services and creating employment. The loan is unsecured. The loan was interest free through December 31, 2023. If the loan is paid back by January 18, 2024, $14,742 of the loan will be forgiven. If the loan is not paid back by January 18, 2023, the full $44,673 loan will be converted to loan repayable over three years with a 5% interest rate. The loan was paid back prior January 18, 2024. At December 31, 2023 the loans is classified as Canada Emergency Business Loan Act under Current Liabilities on the Consolidated Balance Sheet.

The Company accounted for the loan as debt in accordance with FASB Accounting Standards Codification 470 Debt and accrued interest in accordance with the interest method under FASB ASC 835-30.